Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000018565 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	47.80%
C000018565 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	15.80%
C000018565 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	12.10%
C000018565 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	24.30%
C000018567 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	47.80%
C000018567 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	15.80%
C000018567 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	12.10%
C000018567 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	24.30%
C000018564 | 1 - 30 Days
Holdings [Line Items]
Percent of Total Investments	47.80%
C000018564 | 31 - 60 Days
Holdings [Line Items]
Percent of Total Investments	15.80%
C000018564 | 61 - 90 Days
Holdings [Line Items]
Percent of Total Investments	12.10%
C000018564 | 91 - 180 Days
Holdings [Line Items]
Percent of Total Investments	24.30%